Allowance for Doubtful Accounts and Credit Losses (Schedule of Allowance for Credit Losses and Recorded Investment in Financing Receivables) (Details) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Balance at beginning of year	¥ 2,108
Provision	2,918
Charge-offs	(780)
Other	(129)
Balance at end of year	4,117
Individually evaluated for impairment	318
Collectively evaluated for impairment	3,799
Balance at end of year	355,354
Individually evaluated for impairment	338
Collectively evaluated for impairment	355,016
Retail Finance Receivable [Member]
Balance at beginning of year	512
Provision	727
Charge-offs	(567)
Other	(69)
Balance at end of year	603
Individually evaluated for impairment	299
Collectively evaluated for impairment	304
Balance at end of year	193,985
Individually evaluated for impairment	299
Collectively evaluated for impairment	193,686
Finance Lease Receivable [Member]
Balance at beginning of year	1,194
Provision	1,577
Charge-offs	(213)
Other	(60)
Balance at end of year	2,498
Individually evaluated for impairment
Collectively evaluated for impairment	2,498
Balance at end of year	109,382
Individually evaluated for impairment
Collectively evaluated for impairment	109,382
Long-Term Trade Accounts Receivable [Member]
Balance at beginning of year	402
Provision	614
Charge-offs
Other
Balance at end of year	1,016
Individually evaluated for impairment	19
Collectively evaluated for impairment	997
Balance at end of year	51,987
Individually evaluated for impairment	39
Collectively evaluated for impairment	¥ 51,948